Mandatorily Redeemable Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Mandatorily Redeemable Preferred Shares
Note 18 – Mandatorily Redeemable Preferred Shares
Legacy Bridger Series B Preferred Shares
Legacy Bridger had 60,000,000 Legacy Bridger Series B Preferred Shares issued and outstanding as of December 31, 2021 at $1.00 per share. The Legacy Bridger Series B Preferred Shares were non-voting

and accrued interest at 17.5% per annum, compounded quarterly. A mandatory redemption period was required for the Legacy Bridger Series B Preferred Shares plus their accrued interest in March of 2022.
The shares were mandatorily redeemable by Legacy Bridger at an amount equal to the capital contribution, plus accrued but unpaid interest on the earlier of certain redemption events or March 31, 2022. The redemption events included the sale of Legacy Bridger or its subsidiaries representing more than 50% of Legacy Bridger’s voting stock or assets, a qualified IPO or a similar liquidity event. The shares were redeemable at any time at the option of Legacy Bridger at a redemption price equal to face value, plus accrued, but unpaid interest. The shares had preference to the common shares of Legacy Bridger, were non-voting

and did not participate in the earnings of Legacy Bridger. These Legacy Bridger Series B Preferred Shares accrued interest at 17.5% annually, compounded quarterly. If not redeemed on or prior to March 31, 2022, the Legacy Bridger Series B Preferred Shares would have accrued interest at 21.5% annually, compounded quarterly.
As the Legacy Bridger Series B Preferred Shares were mandatorily redeemable at a specified date, the security was classified as a liability on the Unaudited Condensed Consolidated Balance Sheets.
On April 25, 2022, Legacy Bridger used a portion of the proceeds from the issuance
of the Legacy Bridger Series C Preferred Shares to redeem all 60,000,000 of Legacy Bridger’s outstanding Legacy Bridger Series B Preferred Shares for $69,999 thousand, inclusive of $9,999 thousand in accrued interest. There were no Legacy Bridger Series B Preferred Shares as of June 30, 2023 and December 31, 2022.
Legacy Bridger Series A Preferred Shares
Legacy Bridger was authorized to issue 10,500,000 shares of Series

A-1

and

A-2

preferred shares (the “Legacy Bridger Series

A-1

and

A-2

Preferred Shares”) with a par value of $0.001 share for $105,000 thousand. The Legacy Bridger Series

A-1

and

A-2

Preferred Shares ranked senior to Legacy Bridger’s common shares and Legacy Bridger Series C Preferred Shares with respect to distribution of assets upon liquidation or certain triggering events, but did not participate in earnings of Legacy Bridger. The Legacy Bridger Series

A-1

and

A-2

Preferred Shares were voting and

non-voting

shares, respectively.
On April 25, 2022, Legacy Bridger used the proceeds from the issuance of the Legacy Bridger Series C Preferred Shares to redeem 4,444,444 shares of the Legacy Bridger Series

A-1

and

A-2

Preferred Shares for $100,000 thousand. The loss on redemption of $34,622 thousand was
reflected as a reduction to Accumulated deficit on the Unaudited Condensed Consolidated Balance Sheets.
On April 25, 2022, Legacy Bridger and its investors included a new mandatory redemption provision requiring the Legacy Bridger Series
A-1
and Series
A-2
Preferred Shares to be redeemed on April 25, 2032. Due to the mandatory redemption provision, the Legacy Bridger Series
A-1
and
A-2
Preferred Shares have been reclassified from mezzanine equity to liability. Legacy Bridger elected the fair value option to measure the modification of the Legacy Bridger Series
A-1
and
A-2
Preferred Shares, recording a value of
$
132,331

thousand at modification. The modification of the Legacy Bridger Series
A-1
and
A-2
Preferred Shares have been accounted for as an extinguishment, with the change in fair value of
$
45,609

thousand recorded to Accumulated deficit on the Unaudited Condensed Consolidated Balance Sheets with no gain or loss recorded to net loss. The loss on extinguishment has been included in net loss attributable to common shareholders used to calculate net loss per share.

The Legacy Bridger Series
A-1
and
A-2
Preferred Shares accrued interest on a liquidation preference defined as the combined capital contributions plus accrued preferred interest amounts at a rate of

12
% per annum.
The Legacy Bridger Series
A-1
and
A-2
Preferred Shares were redeemable upon certain triggering events outside of the control of Legacy Bridger in the event of board expansion and deemed liquidation. Failure to pay the Legacy Bridger Series
A-1
and
A-2
Preferred Shares interest amount on a timely basis would trigger a board expansion event that provided the holders of the Legacy Bridger Series
A-1
and
A-2
Preferred Shares the option to obtain control of Legacy Bridger’s board of directors and initiate a triggering event. The triggering events included the sale of Legacy Bridger or its subsidiaries representing more than

50
%
of Legacy Bridger’s voting stock or assets, a qualified IPO or a similar liquidity event. The Legacy Bridger Series
A-1
and
A-2
Preferred Shares were redeemable at any time at the option of Legacy Bridger at a redemption price equal to the greater of the product of the investment amount multiplied by

2.25
plus any indemnification amounts or aggregate liquidation preference.
Legacy Bridger identified certain redemption features that would be required to be considered for bifurcation. Legacy Bridger elected the fair value option and as such, valued the host preferred shares and embedded features as one instrument.
On July 21, 2022 and August 10, 2022, Legacy Bridger used the proceeds from the 2022 Bonds plus cash on hand to redeem in full the remaining 6,055,556 shares of the Legacy Bridger Series
A-1
and
A-2
Preferred Shares for aggregate proceeds of $136,250 thousand. The fair values of the Legacy Bridger Series
A-1
and
A-2
Preferred Shares were increased by $3,919 thousand from interest accrued since the modification on April 25, 2022 and no gain or loss were recorded to net loss upon extinguishment. There were no Legacy Bridger Series A Preferred Shares outstanding as of June 30, 2023 and December 31, 2022.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Mandatorily Redeemable Preferred Shares
Note 19 – Mandatorily Redeemable Preferred Stock
Series B Preferred Shares
The Company had 60,000,000 shares of Series B Preferred shares issued and outstanding as of December 31, 2021 at $1.00 per share. The Series B Preferred shares were non-voting
and accrued interest at 17.5% per annum, compounded quarterly. A mandatory redemption period was required for the Series B Preferred shares plus their accrued interest in March of 2022. Accrued interest for these Series B Preferred shares was $6,413 thousand for the year ended December 31, 2021.
The shares were mandatorily redeemable by the Company at an amount equal to the capital contribution, plus accrued but unpaid interest on the earlier of certain redemption events or March 31, 2022. The redemption events included the sale of the Company or its subsidiaries representing more than 50% of the Company’s voting stock or assets, a qualified IPO or a similar liquidity event. The shares were redeemable at any time at the option of the Company at a redemption price equal to face value, plus accrued, but unpaid interest. The shares had preference to the common shares of the Company, were non-voting
and did not participate in the earnings of the Company. These Series B Preferred shares accrued interest at 17.5% annually, compounded quarterly. If not redeemed on or prior to March 31, 2022, the series B preferred stock would have accrued interest at 21.5% annually, compounded quarterly.
As the shares of Series B Preferred shares were mandatorily redeemable at a specified date, the security was classified as a liability in the Consolidated Balance Sheets.
On April 25, 2022, the Company used a portion of the proceeds from the issuance of the Series C Preferred shares to redeem all 60,000,000 of the Company’s outstanding Series B Preferred shares for $69,999 thousand, inclusive of $9,999 thousand in accrued interest.
Series A Preferred Shares
The Company was authorized to issue 10,500,000 shares of Series
A-1
and
A-2
Preferred shares with a par value of $0.001 share for $105,000 thousand. The Series
A-1
and
A-2
Preferred Shares ranks senior to the Company’s common shares and Series C Preferred shares with respect to distribution of assets upon liquidation or certain triggering events, but do not participate in earnings of the Company. The Series
A-1
and
A-2
Preferred shares are voting and
non-voting
shares, respectively.

On April 25, 2022, the Company used the proceeds from the issuance of the Series C Preferred to redeem 4,444,444 shares of the Series
A-1
and
A-2
Preferred shares for $100,000 thousand. The loss on redemption of $34,622 thousand was reflected as a reduction to Accumulated deficit on the Consolidated Balance Sheets.
On April 25, 2022, the Company and its investors included a new mandatory redemption provision requiring the Series
A-1
and Series
A-2
Preferred shares to be redeemed on April 25, 2032. Due to the mandatory redemption provision, the Series
A-1
and
A-2
Preferred shares have been reclassified from mezzanine equity to liability. The Company elected the fair value option to measure the modification of the Series
A-1
and
A-2
Preferred shares, recording a value of $132,331 thousand at modification. The modification of the Series
A-1
and
A-2
Preferred shares have been accounted for as an extinguishment, with the change in fair value of $45,609 thousand recorded to Accumulated deficit on the Consolidated Balance Sheets with no gain or loss recorded to net loss. The loss on extinguishment has been included in net loss attributable to common shareholders used to calculate net loss per share.
The Series A Preferred shares accrue interest on a liquidation preference defined as the combined capital contributions plus accrued preferred interest amounts at a rate of 12% per annum.
The Series
A-1
and
A-2
Preferred shares are redeemable upon certain triggering events outside of the control of the Company in the event of board expansion and deemed liquidation. Failure to pay the Series A Preferred shares interest amount on a timely basis triggers a board expansion event that provides the holders of the Series A Preferred shares the option to obtain control of the Company’s board of directors and initiate a triggering event. The triggering events include the sale of the Company or its subsidiaries representing more than 50% of the Company’s voting stock or assets, a qualified IPO or a similar liquidity event. The Series
A-1
and
A-2
Preferred shares are redeemable at any time at the option of the Company at a redemption price equal to the greater of the product of the investment amount multiplied by 2.25 plus any indemnification amounts or aggregate liquidation preference.
The Company identified certain redemption features that would be required to be considered for bifurcation. The Company elected the fair value option and as such, valued the host preferred shares and embedded features as one instrument.
On July 21, 2022 and August 10, 2022, the Company used the proceeds from the 2022 Bonds plus cash on hand to redeem in full the remaining 6,055,556 shares of the Series
A-1
and
A-2
shares for aggregate proceeds of $136,250 thousand. The fair values of the Series
A-1
and
A-2
Preferred shares were increased by $3,919 thousand from interest accrued since the modification on April 25, 2022 and no gain or loss were recorded to net loss upon extinguishment.
As of December 31, 2021, the Company had 10,243,936 shares of Series
A-1
Preferred shares and 256,064 shares of Series
A-2
Preferred shares issued and outstanding. As of December 31, 2021, the Series
A-1
and
A-2
Preferred shares had a carrying value of $105,000 thousand and a redemption value of $146,668 thousand.